Taxes	12 Months Ended
Dec. 31, 2023
Taxes [Abstract]
Taxes

Note 15 – Taxes

Corporation Income Tax (“CIT”)

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Jowell Global is incorporated in the Cayman Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of the Cayman Islands.

Jowell Tech is incorporated in Hong Kong as a holding company with no activities. Under Hong Kong’s two-tier tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits will be taxed at 8.25%, and the profits above HKD2 million will be taxed at 16.5%. Jowell Tech is not subject to income tax for 2023, 2022 and 2021 because it had no activities within the three years.

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. Each of Shanghai Jowell and Shanghai Juhao is subject to income tax at unified rate of 25%.

The income taxes expense (benefit) consists of the following:

	For the years ended December 31,
	2023	2022	2021

Current income tax expense	$5,355	$350	$72,733
Deferred income taxes expense (benefit)	129,761	(420,514)	(263,249)
Total	$135,116	$(420,164)	$(190,516)

Loss before provision for income taxes is attributable to the following geographic locations:

	For the years ended December 31,
	2023	2022	2021

PRC	$(10,597,746)	$(8,944,657)	$(4,549,717)
Cayman and Hong Kong	(787,071)	(3,007,288)	(2,029,875)
Total	$(11,384,817)	$(11,951,945)	$(6,579,592)

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended December 31,
	2023	2022	2021

China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of different tax rates in other jurisdictions	(1.7)%	(6.3)%	(7.7)%
Change of valuation allowance	(24.2)%	(14.9)%	(13.4)%
Non-deductible expenses-permanent difference	(0.2)%	(0.3)%	(1.0)%
Effective tax rate	(1.2)%	3.5%	2.9%

Components of deferred tax assets was as follows:

	December 31,	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforward	$5,377,195	$2,618,287
Inventory reserve	233,069	351,397
Allowance for credit losses	282,295	246,647
Valuation allowance on net operating loss	(5,377,195)	(2,554,639)
Total	$515,364	$661,692

On December 31, 2023, the Company has provided full valuation allowance on deferred tax assets for net operating loss that the Company estimated unrealizable in the foreseeable future due to expected future operating loss in certain entities. As of December 31, 2023 and 2022, the valuation allowance was $5,377,195 and $2,554,639, respectively. The Company’s management reviews this valuation allowance periodically and makes adjustments as necessary.

Taxes Payable

The Company’s taxes payable consists of the following:

	December 31, 2023	December 31, 2022

VAT tax payable	$9,407	$56,474
Income tax payable	2,623	6,166
Other taxes payable	46,203	39,719
Total	$58,233	$102,359